CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
Contractual purchase commitments that are not recognized as liabilities are as follows:

	2021	2020
Less than 1 year	$195.9	$204.7
Between 1 and 5 years	92.8	35.1
Total contractual purchase commitments	$288.7	$239.8